Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	A	B	C	D	E	F	VALUE OF INITIAL $100 INVESTMENT 12/31/2019:

YEAR	SUMMARY COMP TABLE TOTAL FOR CEO (DOUBLES)[1]	COMPENSATION ACTUALLY PAID TO CEO (DOUBLES)[2]	SUMMARY COMP TABLE TOTAL FOR FORMER CEO / EXEC CHAIR (KEANE)[1]	COMPENSATION ACTUALLY PAID TO FORMER CEO / EXEC CHAIR (KEANE)[2]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS[3]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS[4]	SYF[5]	PEERS[6]	NET INCOME (MILLIONS)[7]	LOAN RECEIVABLES (BILLIONS)[8]

2023	$19,175,684	$23,718,659			$5,162,107	$6,466,785	$119	$113	$2,238	$103.0

2022	$13,701,941	$8,599,737			$6,516,202	$1,775,284	$99	$101	$3,016	$92.5

2021	$8,880,347	$20,462,092	$13,500,981	$46,015,762	$4,124,797	$10,116,008	$136	$122	$4,221	$80.7

2020			$12,940,513	($28,817)	$4,131,919	$1,300,820	$100	$121	$1,385	$81.9

Company Selected Measure Name	Loan Receivables
Named Executive Officers, Footnote	The dollar amounts reported in columns (A) and (C) are the amounts of total compensation reported for Mr. Doubles (our current CEO) and Ms. Keane (for her role as CEO in 2021 and 2020), respectively, in the years in which they served as CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (E) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doubles for 2021 and 2022, and excluding Ms. Keane for 2020 and 2021, in the “Total” column of the Summary Compensation Table in each applicable year). The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Brian Wenzel, Carol Juel, Jonathan Mothner, and Curtis Howse, (ii) for 2022, Margaret Keane, Brian Wenzel, Thomas Quindlen, and Carol Juel; (iii) for 2021, Brian Wenzel, Thomas Quindlen, Alberto Casellas, and Carol Juel; and (iv) for 2020, Brian Doubles, Brian Wenzel, Neeraj Mehta, and Thomas Quindlen.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of 2020. The peer group used for this purpose is the peer group outlined in the Compensation Discussion and Analysis section, which is used for setting pay and determining relative TSR with respect to performance share units.
PEO Total Compensation Amount	$ 19,175,684
PEO Actually Paid Compensation Amount	$ 23,718,659
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (B) and (D) represent the amount of “compensation actually paid” to Mr. Doubles and Ms. Keane, respectively, in the years in which they served as CEO, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Doubles or Ms. Keane during the applicable years. "Compensation actually paid" fluctuates significantly due to variance in stock price from one year to the next, which correlates directly with the calculation. See "Determination of Compensation Actually Paid" below for the adjustments that were made to Mr. Doubles’ total compensation in 2023 to determine the compensation actually paid.
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for “Summary Compensation Table Total” and “Compensation Actually Paid” in the Pay vs. Performance table above for our CEO, and, as an average, Non-CEO NEOs.

CEO	(A)		(X)	(B)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2023	$19,175,684	($13,550,032)	$18,093,007	$23,718,659

Non-CEO NEOs	(E)		(Z)	(F)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2023	$5,162,107	($2,585,991)	$3,890,669	$6,466,785
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO and, as an average, our NEOs.
**Year-end Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for 2023 to our CEO and Non-CEO NEOs, as applicable.

CEO Equity					(X)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2023	RSUs	$6,630,848	$154,098	$544,987	$7,329,933
	PSUs	$8,444,713	$755,521	$1,586,225	$10,786,459
	SOs	$0	($23,385)	$0	($23,385)
	Total	$15,075,561	$886,234	$2,131,212	$18,093,007

Non-CEO NEOs Equity					(Z)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2023	RSUs	$1,265,484	$78,110	$175,117	$1,518,711
	PSUs	$1,611,650	$292,954	$476,358	$2,380,962
	SOs	$0	($9,004)	$0	($9,004)
	Total	$2,877,134	$362,060	$651,475	$3,890,669

Non-PEO NEO Average Total Compensation Amount	$ 5,162,107	$ 6,516,202	$ 4,124,797	$ 4,131,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,466,785	1,775,284	10,116,008	1,300,820
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (F) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Doubles for 2023, 2022, and 2021 and Ms. Keane in 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. See "Determination of Compensation Actually Paid" below for the adjustments that were made to Mr. Doubles’ and Ms. Keane’s total compensation for each year to determine the compensation actually paid.
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for “Summary Compensation Table Total” and “Compensation Actually Paid” in the Pay vs. Performance table above for our CEO, and, as an average, Non-CEO NEOs.

CEO	(A)		(X)	(B)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2023	$19,175,684	($13,550,032)	$18,093,007	$23,718,659

Non-CEO NEOs	(E)		(Z)	(F)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2023	$5,162,107	($2,585,991)	$3,890,669	$6,466,785
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO and, as an average, our NEOs.
**Year-end Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for 2023 to our CEO and Non-CEO NEOs, as applicable.

CEO Equity					(X)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2023	RSUs	$6,630,848	$154,098	$544,987	$7,329,933
	PSUs	$8,444,713	$755,521	$1,586,225	$10,786,459
	SOs	$0	($23,385)	$0	($23,385)
	Total	$15,075,561	$886,234	$2,131,212	$18,093,007

Non-CEO NEOs Equity					(Z)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2023	RSUs	$1,265,484	$78,110	$175,117	$1,518,711
	PSUs	$1,611,650	$292,954	$476,358	$2,380,962
	SOs	$0	($9,004)	$0	($9,004)
	Total	$2,877,134	$362,060	$651,475	$3,890,669

Compensation Actually Paid vs. Total Shareholder Return	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see "Compensation Discussion & Analysis – 2023 Compensation Elements"). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021 and 2023 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the four-year time period ending in 2023. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions, and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our Performance Share Units goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Compensation Actually Paid vs. Company Selected Measure	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see "Compensation Discussion & Analysis – 2023 Compensation Elements"). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021 and 2023 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the four-year time period ending in 2023. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions, and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our Performance Share Units goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Total Shareholder Return Vs Peer Group	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see "Compensation Discussion & Analysis – 2023 Compensation Elements"). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021 and 2023 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the four-year time period ending in 2023. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions, and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our Performance Share Units goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Tabular List, Table

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

Loan Receivables

PPNR minus Charge-Offs

Return on Equity

Earnings Per Share

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 119	99	136	100
Peer Group Total Shareholder Return Amount	113	101	122	121
Net Income (Loss)	$ 2,238,000,000	$ 3,016,000,000	$ 4,221,000,000	$ 1,385,000,000
Company Selected Measure Amount	103,000,000,000.0	92,500,000,000	80,700,000,000	81,900,000,000
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period beginning at market close on 12/31/2019, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Loan Receivables, our “Company selected measure”, reflect loan receivables as reported under GAAP at December 31 for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Loan Receivables
Measure:: 2
Pay vs Performance Disclosure
Name	PPNR minus Charge-Offs
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Mr. Doubles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,175,684	$ 13,701,941	$ 8,880,347
PEO Actually Paid Compensation Amount	$ 23,718,659	$ 8,599,737	$ 20,462,092
PEO Name	Mr. Doubles	Mr. Doubles	Mr. Doubles
Ms. Keane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,500,981	$ 12,940,513
PEO Actually Paid Compensation Amount			$ 46,015,762	$ (28,817)
PEO Name			Ms. Keane	Ms. Keane
PEO | Deductions Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,550,032)
PEO | Additions Adjustments To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,093,007
PEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	6,630,848
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	154,098
PEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	544,987
PEO | Additions Adjustments To SCT Total RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,329,933
PEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	8,444,713
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	755,521
PEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	1,586,225
PEO | Additions Adjustments To Sct Total PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,786,459
PEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year SOs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	0
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year Sos [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	(23,385)
PEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested SOs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	0
PEO | Additions Adjustments To SCT Total SOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,385)
PEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	15,075,561
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	886,234
PEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	2,131,212
Non-PEO NEO | Deductions Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,585,991)
Non-PEO NEO | Additions Adjustments To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,890,669
Non-PEO NEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	1,265,484
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	78,110
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested RSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	175,117
Non-PEO NEO | Additions Adjustments To SCT Total RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,518,711
Non-PEO NEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	1,611,650
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	292,954
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested PSUs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	476,358
Non-PEO NEO | Additions Adjustments To Sct Total PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,380,962
Non-PEO NEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year SOs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year Sos [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	(9,004)
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested SOs [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	0
Non-PEO NEO | Additions Adjustments To SCT Total SOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,004)
Non-PEO NEO | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	2,877,134
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	362,060
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustments to Compensation Amount, Equity Awards	$ 651,475